OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Disclosure of other financial assets [Table Text Block]
	As at December 31,
	2023	2022
Current:
Marketable securities	1,333	2,568
Copper put options (Note 8)	3,724	6,184
Fuel call options (Note 8)	-	261
	5,057	9,013
Long-term:
Investment in private companies	1,200	1,200
Reclamation deposits	6,696	434
Restricted cash	-	1,355
	7,896	2,989